Provisions and other non-current liabilities (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Environmental provision [roll forward]
Environmental liabilities provision at beginning of period	$ 588	$ 616	$ 809
Cash payments		(6)	(169)
Releases		(18)	(105)
Additions		6	105
Currency translation effects		(10)	(24)
Environmental liabilities provision at end of period	538	588	616
Less current provision	(20)	(53)	(49)
Non-current environmental remediation provisions at end of period	518	535	567
Continuing operations [member]
Environmental provision [roll forward]
Cash payments	(4)	(5)	(169)
Releases	(54)	(18)	(105)
Additions	14	$ 6	$ 105
Currency translation effects	47
Discontinued operations [member]
Environmental provision [roll forward]
Environmental liabilities provision at end of period	$ (53)